LAUDUS TRUST

Schwab® Select Large Cap Growth Fund
(the fund)
Supplement dated September 29, 2022, to the fund’s currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the
Summary Prospectus, Statutory Prospectus and SAI.
Effective on or about April 1, 2023, Lawrence G. Kemp will retire from BlackRock Investment Management, LLC, the fund’s subadviser, and will no longer serve as a portfolio manager of the fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG119408-00 (09/22)
00280104